Consolidated Statements of Operations (Parenthetical) - shares		12 Months Ended
	Mar. 09, 2021	Dec. 31, 2021	Jan. 22, 2021	Dec. 31, 2020
Common Stock, Shares, Outstanding		104,022,678		100,223,194
Common Class B [Member]
Common Stock, Shares, Outstanding		6,344,150
Common Class B [Member] | Founder Shares [Member]
Forfeiture of Founder Shares, Shares	124,600	124,600
Common stock shares not subject to forfeiture		719,150
Common Stock, Shares, Outstanding		6,344,150	6,408,750